UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


                For the monthly distribution period from
                 November 28, 2006 to December 26, 2006

        Commission File Number of issuing entity:  333-132809-01

                          GSAMP Trust 2006-FM1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-132809

                    GS Mortgage Securities Corp.
         (Exact name of depositor as specified in its Charter)

                  Goldman Sachs Mortgage Company
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                    Pooling-Tier Remic 1 35-2270913
                    Pooling-Tier Remic 2 36-4588263
                       Lower-Tier Remic 37-1523416
                       Upper-Tier Remic 38-3736050
                        Class X Remic 61-1502490
                (I.R.S. Employer Identification No.)

         Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (212) 902-1000

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2A          [ ]             [ ]             [X]        Not Applicable
Class A-2B          [ ]             [ ]             [X]        Not Applicable
Class A-2C          [ ]             [ ]             [X]        Not Applicable
Class A-2D          [ ]             [ ]             [X]        Not Applicable
Class M-1           [ ]             [ ]             [X]        Not Applicable
Class M-2           [ ]             [ ]             [X]        Not Applicable
Class M-3           [ ]             [ ]             [X]        Not Applicable
Class M-4           [ ]             [ ]             [X]        Not Applicable
Class M-5           [ ]             [ ]             [X]        Not Applicable
Class M-6           [ ]             [ ]             [X]        Not Applicable
Class M-7           [ ]             [ ]             [X]        Not Applicable
Class B-1           [ ]             [ ]             [X]        Not Applicable
Class B-2           [ ]             [ ]             [X]        Not Applicable
Class R             [ ]             [ ]             [X]        Not Applicable
Class RC            [ ]             [ ]             [X]        Not Applicable
Class RX            [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         The information contained in the 10-D report relating to the December 26, 2006 distribution date under the headings
         Pass Through Rate, Accrued Interest, Optimal Interest and Paid or Deferred Interest was incorrect. The corrected information appears in the revised distribution report which is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b),
         Exhibit 99.1, for the revised distribution report. Distributions to holders of securities issued by GSAMP Trust 2006-FM1 for December 26, 2006 distribution were not affected.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
        (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         (99.1) Monthly Report distributed to holders of GSAMP
                Trust 2006-FM1 Mortgage Pass-Through Certificates,
                Series 2006-FM1, relating to the December 2006 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.


                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           GS Mortgage Securities Corp.
                                           (Depositor)


                                           /s/ Michelle Gill
                                           Name: Michelle Gill
                                           Title:  Vice President

     Date:  April 16, 2007


EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly report distributed to holders of GSAMP Trust
   2006-FM1 Mortgage Pass-Through Certificates, Series 2006-FM1, relating to the December 2006 distribution.